Inventories	12 Months Ended
Dec. 31, 2012
Inventories
Inventories

10    Inventories

	As of December 31,
	2012	2011
Products
Nickel (co-products and by-products)	1,662	1,771
Iron ore and pellets	1,086	1,137
Manganese and ferroalloys	90	240
Fertilizer	373	387
Copper concentrate	64	72
Coal	311	277
Others	11	91
Spare parts and maintenance supplies	1,455	1,276

	5,052	5,251

          On December 31, 2012 and 2011 inventory balances include a provision for adjustment to market value of nickel, in the amount of US$ 0 and US$ 14, respectively, manganese in the amount of US$ 3 and US$9, respectively and copper in the amount of US$ 3 and US$0, respectively.